Equity Options and Warrants	12 Months Ended
Dec. 31, 2012
Equity Options and Warrants

14. Equity Options and Warrants

Stock Options

OTLLC adopted the 2004 Unit Option Plan under which officers, employees, advisors and managers could be awarded membership unit option grants. Under the 2004 Unit Option Plan, OTLLC’s board could fix the term and vesting schedule of each option. Vested options generally could remain exercisable for up to three months after a participant’s termination of service or up to 12 months after a participant’s death or disability. Typically, the exercise price of a nonqualified option must not be less than the fair market value of the units on the grant date. The exercise price of each unit option granted under the 2004 Plan must be paid in cash when the option is exercised. Generally, options are not transferable except by will or the laws of descent and distribution.

In connection with the Merger, the Company’s Board of Directors adopted the 2012 Equity Incentive Plan, previously filed as Exhibit 99.1 to the Company’s Current Report on Form 8-K filed on March 21, 2012. In connection with the Merger, each currently outstanding option to purchase an OTLLC unit was converted into an option to purchase eight (8) shares of the Company’s common stock under the Company’s 2012 Equity Incentive Plan. Immediately prior to Closing, there were 345,388 options to purchase OTLLC units outstanding, which, if exercised could result in the issuance of 2,763,104 shares of the Company’s common stock at prices ranging from $0.13 per share to $0.63 per share.

In January 2012, options for 400,000 shares, exercisable at $0.125 per share, with 25% annual vesting, were granted.

On May 4, 2012, the date of the closing of the Merger, all of the unvested options (except for the 400,000 granted in January 2012) became fully vested because the Merger was a “change of control” as defined in the 2004 Unit Option Plan.

In September 2012, an option for 500,000 shares, exercisable at $0.745 per share, with 50% vested immediately and 50% vested on the first anniversary of the grant date, was granted to the Company’s chief executive officer under the 2012 Equity Incentive Plan. The grant date fair market value of this option grant was $114,534 of which $77,838 was expensed in 2012.

On November 6, 2012, non-executive directors were issued options for 266,667 shares, exercisable at $0.395 per share, 100% vested on the grant date, as compensation for such independent directors’ prior service. The grant date fair market value of these option grants was $33,765, all of which was expensed in 2012.

On January 16, 2013, options for 423,796 shares were granted to employees and consultants for past services rendered, exercisable at $0.3425 per share and 100% vested on the grant date. The aggregate grant date fair market value of these option grants was approximately $63.1 thousand, which will be expensed in the first quarter of 2013.

Including the January 16, 2013, stock option grants, there are 3,953,567 options outstanding at an average exercise price of $0.282 per share, consisting of 3,359,771 fully vested options outstanding at an average exercise price of $0.261 per share and 593,796 unvested options outstanding with an average exercise price of $0.402 per share.

The Company has used the modified Black-Scholes model to estimate the fair value of employee options on the date of grant utilizing the assumptions noted below. The risk-free rate is based on the U.S. Treasury bill yield curve in effect at the time of grant for the expected term of the option. The expected term of options granted represents the period of time that the options are expected to be outstanding. Expected volatilities are based on historical volatilities of selected technology stock mutual funds. The dividend yield was zero since the Company will not be paying dividends for the foreseeable future. For stock option grants in 2012, the following assumptions were used:

Range of risk-free interest rates	0.669% – 2.812%
Expected term of options in years	5.003 – 6.256
Range of expected volatility	34.70% – 38.42%

A summary of option activity for the years ended December 31, 2012 and December 31, 2011, follows:

	For the year ended December 31,
	2012		2011
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at the beginning of the year	2,363,104	$0.188	2,803,104	$0.209
Granted	1,166,667	$0.452	—	$—
Exercised	—	$—	—	$—
Forfeited and expired	—	$—	(440,000)	$0.324

Outstanding at the end of the year	3,529,771	$0.275	2,363,104	$0.188

Exercisable at the end of the year	2,879,711	$0.255	1,153,104	$0.225

The Company recognized total compensation expense related to the stock options (excluding independent director option grants) of $159,014 and $20,896 for the years ended December 31, 2012, and 2011, respectively. The acceleration of the vesting of unvested options as a result of the change in control that occurred on the Closing of the Merger on May 4, 2012, significantly increased the option compensation expense in the first half of 2012. Compensation expense is included in selling, general and administrative expenses in the consolidated statement of operations. Total unrecognized compensation expense related to unvested unit options was $46,143 and $33,710 at December 31, 2012 and 2011, respectively.

The weighted average grant date fair value of share options granted during the year ended December 31, 2012 was $0.1485 per share. No options were granted during 2011.

Common stock options outstanding and exercisable at December 31, 2012 were as follows:

As of December 31, 2012

	Options Outstanding		Options Exercisable
Exercise Prices	Number Outstanding	Weighted Average Years of Remaining Contractual Life	Number Outstanding
$0.125	2,023,104	7.82	1,623,104
$0.250	240,000	6.01	240,000
$0.325	340,000	1.32	340,000
$0.375	120,000	7.61	120,000
$0.395	266,667	9.85	266,667
$0.625	40,000	2.42	40,000
$0.745	500,000	9.68	250,000

Total	3,529,771	7.42	2,879,771

The stock options exercisable at December 31, 2012 had an aggregate intrinsic value of $499,238. No options were exercised during 2012 or 2011.

The Company has not included these common stock equivalents in earnings per share calculations as they are anti-dilutive due to the Company’s net losses incurred for the periods presented.

Warrants

On March 12, 2012, as discussed in Note 13 above, the Company fulfilled subscriptions for the issuance of 800,000 shares along with warrants having the right to purchase 800,000 shares of common stock at the current exercise price of $0.50 per share, expiring in 5 years from the date of issuance. In June 2012, the Company fulfilled subscriptions for the issuance of 2,200,000 shares along with warrants having the right to purchase 2,200,000 shares of common stock at the current exercise price of $0.50 per share, expiring in 5 years from the date of issuance. In September 2012, the Company fulfilled subscriptions for the issuance of 1,000,000 shares along with warrants having the right to purchase 1,000,000 shares of common stock at the current exercise price of $0.50 per share, expiring in 5 years from the date of issuance. Also in September 2012, the Company issued to a consultant warrants having the right to purchase 133,335 shares of common stock at the current exercise price of $0.50 per share, expiring in 5 years from the date of issuance. Therefore, shares that may potentially be issued upon the exercise of warrants as a result of subscriptions received by the Company and issued to consultants through December 31, 2012 are as follows:

	Number of shares potentially issuable	Weighted average exercise price
Balance, December 31, 2011	—	$—

Issued in fulfillment of subscriptions	4,000,000	0.50
Issued to consultant	133,335	0.50
Exercised	—	—

Balance, December 31, 2012	4,133,335	0.50

When subscriptions are fulfilled by the Company, the warrants related to each individual subscription are dated as of the date the subscription funds were received by the Company, regardless of the date on which the obligation is ultimately fulfilled. Therefore, all warrants have a term of five years from date the subscription funds were received.

At December 31, 2012, the remaining number of years to expiration and the weighted average term to expiration for the 4,133,335 outstanding warrants related to subscriptions that had been fulfilled through that date were as follows:

Expiration Date	Number of shares potentially issuable	Remaining years to expiration and weighted average	Fair Value of Warrants (at $0.50 exercise price)
October 26, 2016	200,000	3.82	$107,446
November 1, 2016	50,000	3.84	26,862
December 4, 2016	200,000	3.93	107,446
December 27, 2016	200,000	3.99	107,446
February 13, 2017	50,000	4.12	26,862
February 27, 2017	100,000	4.16	53,723
March 12, 2017	250,000	4.20	134,308
April 4, 2017	150,000	4.26	80,585
April 22, 2017	250,000	4.31	134,308
May 9, 2017	500,000	4.36	268,616
May 14, 2017	1,050,000	4.37	564,094
July 22, 2017	500,000	4.56	268,616
August 30, 2017	500,000	4.67	268,616
August 30, 2017	133,335	4.67	71,632

	4,133,335	4.34	$2,220,560

Using the Black-Scholes stock price valuation model, $561,194 of the $2,000,000 proceeds related to the fulfillment of the subscriptions during 2012 was originally attributed to the warrants to purchase 4,133,335 shares. However, in September 2012, the board of directors authorized the re-pricing of the warrants’ exercise price from the original $0.75 per share to the current $0.50 per share. This resulted in an increase of $535,367 in allocation of the proceeds to paid-in capital and a matching expense on the income statement.

The following assumptions were used for the Black-Scholes valuation of the warrants issued:

Assumption
Dividend rate	0%
Annualized volatility	39.00%
Risk free interest rate	0.59%-1.20%
Expected life of warrants (years)	5.00

At both December 31, 2012 and December 31, 2011, the Company had issued warrants for 8,013,440 shares of common stock to the holders of the Notes (see Note 9) and additional warrants for 107,672 shares of common stock to other individuals for a total of 8,121,112 warrants outstanding. Of the warrants outstanding, 42,672 were issued in 2009, exercisable at $0.375 per share and had a weighted average grant date fair value of $0.009. In 2010, 7,768,440 warrants were issued, exercisable at $0.3125 per share, having a weighted average grant date fair value of $0.01. The remaining 310,000 warrants were issued in 2011, also exercisable at $0.3125 per share, having a weighted average grant date fair value of $0.008. The Company used the modified Black-Scholes model to estimate the fair value of the warrants on the date of issuance. Under the provisions of FASB ASC 470-20-25, the Company allocated the fair value of the warrants at issuance and recorded debt discount and additional paid in capital in the amounts of $0 and $2,812 for the years ended December 31, 2012, and 2011, respectively. Noncash interest expense reflecting the amortization of debt discount related to the warrant issuances of $12,893 and $18,255 was recorded for the years ended December 31, 2012, and 2011, respectively.

The Company has not included these common stock equivalents in earnings per share calculations as they are anti-dilutive due to the Company’s net losses incurred for the periods presented.